Income taxes - Schedule of movement of deferred tax valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Balance at beginning of the year	¥ 811,749,130	¥ 1,111,583,535	¥ 1,064,015,562
Increase	17,385,339	28,617,596	82,998,721
Decrease	(5,662,254)	(328,452,001)	(35,430,748)
Balance at end of the year	¥ 823,472,215	¥ 811,749,130	¥ 1,111,583,535